Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 Intger $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures [Table Text Block]

The following table sets forth information regarding outstanding stock options and stock awards held by our named executive officers as of December 31, 2025:

		Option Awards(1)
Name	Vesting Start Date	Number of Securities Underlying Unexercised Options (#) Exercisable	Number of Securities Underlying Unexercised Options (#) Unexercisable		Option Exercise Price(2) ($)	Option Expiration Date
John McCutcheon	06/17/2019	5,996,154	—		0.14	11/12/2029
	10/26/2020	1,025,000	—		0.12	10/27/2030
	01/28/2021	1,185,174	—		0.12	01/27/2031
	11/22/2021	304,719	—		0.80	11/21/2031
	05/22/2023	435,937	239,063	(3)	0.44	04/03/2033
	05/29/2024	629,375	960,625	(3)	0.55	03/20/2034
	05/21/2025	274,839	1,609,776	(3)	1.04	03/17/2035
Gary W. Doherty	09/11/2023	2,035,159	1,582,903	(4)	0.54	09/13/2033
	07/18/2024	88,541	161,459	(3)	0.77	07/17/2034
	06/25/2025	62,500	437,500	(3)	0.75	06/24/2035
Erik Strandberg	04/29/2024	645,416	903,584	(4)	0.62	04/28/2034
	06/25/2025	50,000	350,000	(3)	0.75	06/24/2035

(1)	Each of the outstanding equity awards was granted pursuant to our 2013 Equity Incentive Plan or 2021 Equity Incentive Plan, the terms of which are described below under “Equity Incentive Plans”.
(2)	The exercise price for each option is the fair market value of our Common Stock on the date of grant, as determined by our Board of Directors.

(3)	Represents a grant of stock options that vests over 48 equal monthly installments from the vesting commencement date, subject to continued service through each such vesting date.
(4)	Represents a grant of stock options that vests over four years from the vesting commencement date, with 1/4 vesting on the first anniversary of the vesting commencement date, and the remainder vesting in 36 equal monthly installments, subject to continued service through each such vesting date.

John Mc Cutcheon [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	John McCutcheon
Award Underlying Securities Amount | Intger	5,996,154	[1]
Award Exercise Price | $ / shares	$ 0.14	[1],[2]
John Mc Cutcheon 1 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	John McCutcheon
Award Underlying Securities Amount | Intger	1,025,000	[1]
Award Exercise Price | $ / shares	$ 0.12	[1],[2]
John Mc Cutcheon 2 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	John McCutcheon
Award Underlying Securities Amount | Intger	1,185,174	[1]
Award Exercise Price | $ / shares	$ 0.12	[1],[2]
John Mc Cutcheon 3 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	John McCutcheon
Award Underlying Securities Amount | Intger	304,719	[1]
Award Exercise Price | $ / shares	$ 0.80	[1],[2]
John Mc Cutcheon 4 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	John McCutcheon
Award Underlying Securities Amount | Intger	435,937	[1]
Award Exercise Price | $ / shares	$ 0.44	[1],[2]
John Mc Cutcheon 5 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	John McCutcheon
Award Underlying Securities Amount | Intger	629,375	[1]
Award Exercise Price | $ / shares	$ 0.55	[1],[2]
John Mc Cutcheon 6 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	John McCutcheon
Award Underlying Securities Amount | Intger	274,839	[1]
Award Exercise Price | $ / shares	$ 1.04	[1],[2]
Gary W Doherty [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Gary W. Doherty
Award Underlying Securities Amount | Intger	2,035,159	[1]
Award Exercise Price | $ / shares	$ 0.54	[1],[2]
Gary W Doherty 1 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Gary W. Doherty
Award Underlying Securities Amount | Intger	88,541	[1]
Award Exercise Price | $ / shares	$ 0.77	[1],[2]
Gary W Doherty 2 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Gary W. Doherty
Award Underlying Securities Amount | Intger	62,500	[1]
Award Exercise Price | $ / shares	$ 0.75	[1],[2]
Erik Strandberg [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Erik Strandberg
Award Underlying Securities Amount | Intger	645,416	[1]
Award Exercise Price | $ / shares	$ 0.62	[1],[2]
Erik Strandberg 1 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Erik Strandberg
Award Underlying Securities Amount | Intger	50,000	[1]
Award Exercise Price | $ / shares	$ 0.75	[1],[2]

[1]	Each of the outstanding equity awards was granted pursuant to our 2013 Equity Incentive Plan or 2021 Equity Incentive Plan, the terms of which are described below under “Equity Incentive Plans”.
[2]	The exercise price for each option is the fair market value of our Common Stock on the date of grant, as determined by our Board of Directors.